Document And Entity Information	May 01, 2025
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 01, 2025
Entity Registrant Name	MicroStrategy Inc
Entity Central Index Key	0001050446
Entity Emerging Growth Company	false
Entity File Number	001-42509
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	51-0323571
Entity Address, Address Line One	1850 Towers Crescent Plaza
Entity Address, City or Town	Tysons Corner
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22182
City Area Code	703
Local Phone Number	848-8600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.001 per share
Trading Symbol	MSTR
Security Exchange Name	NASDAQ
Eight Point Zero Zero Percent Series A Perpetual Strike Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	8.00% Series A Perpetual Strike Preferred Stock, par value $0.001 per share
Trading Symbol	STRK
Security Exchange Name	NASDAQ
Ten Point Zero Zero Percent Series A Perpetual Strike Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	10.00% Series A Perpetual Strife Preferred Stock, par value $0.001 per share
Trading Symbol	STRF
Security Exchange Name	NASDAQ